NON-CONTROLLING INTERESTS - Schedule of Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of subsidiaries [line items]
Capital contributions	$ 1,357	$ 344	$ 1,829	$ 511
Return of capital	(358)	(151)	(462)	(167)
Disposals	(594)	(35)	(594)	(35)
Distributions	(10)	(10)	(20)	(17)
Acquisition	(194)		(3,166)
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			26,168
Net income (loss)	186	41	250	66
Other comprehensive income (loss)			428
Capital contributions	1,357	344	1,829	511
Return of capital	(358)	(151)	(462)	(167)
Disposals	(594)	$ (35)	(594)	$ (35)
Distributions			(760)
Acquisition	(194)		(3,166)
Other			(66)
Ending balance	23,627		$ 23,627
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Beginning balance			$ 44
Net income (loss)			(1)
Other comprehensive income (loss)			(9)
Capital contributions			0
Return of capital			0
Disposals			0
Distributions			0
Acquisition			0
Other			(1)
Ending balance	33		33
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			2,011
Net income (loss)			13
Other comprehensive income (loss)			(170)
Capital contributions			0
Return of capital			0
Disposals			0
Distributions			(18)
Acquisition			0
Other			0
Ending balance	1,836		$ 1,836
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,456
Net income (loss)			(12)
Other comprehensive income (loss)			74
Capital contributions			7
Return of capital			(155)
Disposals			0
Distributions			(232)
Acquisition			0
Other			(11)
Ending balance	3,127		$ 3,127
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Beginning balance			$ 2,106
Net income (loss)			(22)
Other comprehensive income (loss)			116
Capital contributions			202
Return of capital			(208)
Disposals			(162)
Distributions			(52)
Acquisition			0
Other			5
Ending balance	1,985		$ 1,985
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties			72.00%
Beginning balance			$ 1,955
Net income (loss)			(29)
Other comprehensive income (loss)			9
Capital contributions			(1)
Return of capital			1
Disposals			0
Distributions			(60)
Acquisition			0
Other			1
Ending balance	1,876		1,876
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning balance			5,312
Net income (loss)			(14)
Other comprehensive income (loss)			72
Capital contributions			326
Return of capital			(99)
Disposals			0
Distributions			(51)
Acquisition			0
Other			(44)
Ending balance	5,502		$ 5,502
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 329
Net income (loss)			71
Other comprehensive income (loss)			15
Capital contributions			596
Return of capital			0
Disposals			0
Distributions			(17)
Acquisition			0
Other			19
Ending balance	1,013		$ 1,013
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			66.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Neoen institutional partners
Disclosure of subsidiaries [line items]
Beginning balance			$ 601
Net income (loss)			127
Other comprehensive income (loss)			27
Capital contributions			617
Return of capital			0
Disposals			0
Distributions			0
Acquisition			(194)
Other			0
Ending balance	1,178		$ 1,178
Participating non-controlling interests – in operating subsidiaries | Neoen institutional partners | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			24.00%
Participating non-controlling interests – in operating subsidiaries | Neoen institutional partners | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			38.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%
Beginning balance			$ 1,219
Net income (loss)			15
Other comprehensive income (loss)			96
Capital contributions			1
Return of capital			0
Disposals			0
Distributions			(29)
Acquisition			0
Other			0
Ending balance	1,302		$ 1,302
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Beginning balance			$ 125
Net income (loss)			12
Other comprehensive income (loss)			8
Capital contributions			0
Return of capital			0
Disposals			0
Distributions			(3)
Acquisition			0
Other			0
Ending balance	142		$ 142
Participating non-controlling interests – in operating subsidiaries | Isagen institutional partners
Disclosure of subsidiaries [line items]
Interests held by third parties			53.00%
Beginning balance			$ 3,447
Net income (loss)			30
Other comprehensive income (loss)			299
Capital contributions			0
Return of capital			0
Disposals			0
Distributions			(275)
Acquisition			0
Other			0
Ending balance	3,501		$ 3,501
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Beginning balance			$ 22
Net income (loss)			0
Other comprehensive income (loss)			2
Capital contributions			0
Return of capital			0
Disposals			0
Distributions			0
Acquisition			0
Other			0
Ending balance	24		24
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			5,541
Net income (loss)			60
Other comprehensive income (loss)			(111)
Capital contributions			81
Return of capital			(1)
Disposals			(432)
Distributions			(23)
Acquisition			(2,972)
Other			(35)
Ending balance	$ 2,108		$ 2,108
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			2.00%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%